Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Apr. 01, 2021	Mar. 31, 2021
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 493,573			¥ 460,025
Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	11		¥ 14
Debt Securities, Available-for-sale, Allowance for Credit Loss, Period Increase (Decrease)	3	¥ 8
Held-to-maturity Securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	0	0
Held-to-maturity Securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	¥ 0	¥ 0
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Chiba Kogya Bank LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	16.89%
Joint Stock Commercial Bank Foreign Trade of Vietnam [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	15.00%
Mizuho Leasing Company LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	23.49%
Matthew International Capital Management LLC [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	16.31%
Custody Bank of Japan Ltd [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	27.00%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 247,864			229,156
Equity method Investments, aggregated market values	¥ 449,650			¥ 424,267